UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-4519

     T. Rowe Price Capital Appreciation Fund (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE CAPITAL APPRECIATION FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 69.4%
CONSUMER DISCRETIONARY 14.3%
Auto Components 1.4%
TRW (1)	1,674,036	39,122
WABCO	1,995,000	91,012
		130,134
Diversified Consumer Services 1.7%
H&R Block (9)	8,071,300	167,560
		167,560
Hotels, Restaurants & Leisure 0.6%
Marriott, Class A	1,574,800	54,110
		54,110
Household Durables 2.1%
Fortune Brands	1,507,800	104,792
Newell Rubbermaid	4,495,000	102,801
		207,593
Media 5.0%
Cablevision, Class A (1)	5,305,000	113,686
DISH Network (1)	948,300	27,245
McGraw-Hill	949,200	35,073
Time Warner	16,436,815	230,444
Time Warner Cable, Class A (1)	3,209,195	80,166
		486,614
Multiline Retail 0.6%
Kohl's (1)	1,397,800	59,952
		59,952
Specialty Retail 2.9%
Home Depot	1,775,800	49,669
Lowes	6,007,200	137,805
TJX (9)	2,941,000	97,259
		284,733
Total Consumer Discretionary		1,390,696
CONSUMER STAPLES 6.3%
Beverages 1.3%
Anheuser-Busch	2,640,000	125,268
		125,268
Food & Staples Retailing 2.1%
CVS Caremark (9)	1,409,600	57,103
Wal-Mart (9)	2,852,000	150,243
		207,346
Food Products 2.2%
General Mills (9)	2,179,600	130,515
Kraft Foods, Class A (9)	2,630,000	81,556
		212,071
Household Products 0.7%
Procter & Gamble (9)	995,920	69,784
		69,784
Total Consumer Staples		614,469
ENERGY 7.4%
Energy Equipment & Services 1.0%
BJ Services (9)	3,485,000	99,357
		99,357
Oil, Gas & Consumable Fuels 6.4%
CNX Gas (1)	2,586,616	83,496
ExxonMobil	3,140,000	265,581
Murphy Oil	1,396,673	114,723
Sunoco	1,293,008	67,844
Total, ADR	1,118,100	82,751
		614,395
Total Energy		713,752
FINANCIALS 9.1%
Capital Markets 3.1%
Ameriprise Financial	2,245,500	116,429
Merrill Lynch	2,065,200	84,136
Morgan Stanley	2,213,000	101,134
		301,699
Commercial Banks 1.1%
First Horizon National	1,202,000	16,840
SunTrust	1,685,154	92,919
		109,759
Insurance 4.4%
American International Group	1,520,000	65,740
Aon (9)	3,346,100	134,513
Genworth Financial, Class A	4,155,400	94,078
White Mountains Insurance Group	278,286	133,578
		427,909
Real Estate Management & Development 0.5%
St. Joe	1,141,036	48,985
		48,985
Total Financials		888,352
HEALTH CARE 5.7%
Health Care Equipment & Supplies 2.3%
Baxter International (9)	1,049,000	60,653
Covidien	3,694,472	163,480
		224,133
Health Care Providers & Services 1.0%
Cardinal Health	1,908,300	100,205
		100,205
Pharmaceuticals 2.4%
Merck	89,600	3,401
Pfizer (9)	6,312,000	132,110
Wyeth	2,249,000	93,918
		229,429
Total Health Care		553,767
INDUSTRIALS & BUSINESS SERVICES 10.1%
Aerospace & Defense 0.3%
Honeywell International	578,900	32,661
		32,661
Airlines 0.1%
Southwest Airlines	568,800	7,053
		7,053
Commercial Services & Supplies 0.2%
Avery Dennison	355,898	17,528
		17,528
Industrial Conglomerates 5.1%
3M (9)	455,000	36,013
GE (9)	7,585,000	280,721
Tyco International	3,960,000	174,438
		491,172
Machinery 4.4%
Danaher	3,134,800	238,339
Illinois Tool Works	2,750,800	132,671
ITT	1,157,800	59,986
		430,996
Total Industrials & Business Services		979,410
INFORMATION TECHNOLOGY 6.9%
Communications Equipment 0.5%
Alcatel-Lucent, ADR	9,119,000	52,525
		52,525
Computers & Peripherals 1.5%
Dell (1)	7,124,382	141,918
		141,918
Electronic Equipment & Instruments 2.4%
Tyco Electronics	6,693,700	229,728
		229,728
IT Services 1.2%
Western Union	5,334,600	113,467
		113,467
Semiconductor & Semiconductor Equipment 0.7%
Xilinx	2,936,100	69,732
		69,732
Software 0.6%
Microsoft	2,133,878	60,560
		60,560
Total Information Technology		667,930
MATERIALS 0.9%
Paper & Forest Products 0.9%
International Paper	3,203,800	87,143
Total Materials		87,143
TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 2.5%
AT&T	6,445,900	246,878
		246,878
Wireless Telecommunication Services 0.7%
Sprint Nextel	9,721,300	65,036
		65,036
Total Telecommunication Services		311,914
UTILITIES 2.7%
Electric Utilities 1.3%
Entergy	94,900	10,352
Great Plains Energy	871,659	21,486
PPL	2,141,800	98,352
		130,190
Independent Power Producers & Energy Traders 0.1%
Reliant Energy (1)	258,500	6,113
		6,113
Multi-Utilities 1.3%
Sempra Energy	2,436,500	129,817
		129,817
Total Utilities		266,120

Total Miscellaneous Common Stocks 2.8% (2)		273,452

Total Common Stocks (Cost $6,619,119)		6,747,005
CONVERTIBLE PREFERRED STOCKS 3.8%
CONSUMER DISCRETIONARY 0.8%
Household Durables 0.8%
Newell Financial Trust	1,634,400	73,139
Total Consumer Discretionary		73,139
FINANCIALS 2.2%
Capital Markets 0.9%
Affiliated Managers Group	1,125,900	46,896
Merrill Lynch, Acquisition Date: 1/18/08
Acquisition Cost $45,500 (1)(3)	455	36,504
		83,400
Diversified Financial Services 0.5%
Bank of America	25,600	26,658
Citigroup	394,900	18,934
		45,592
Insurance 0.5%
Aspen Insurance	956,800	47,959
		47,959
Thrifts & Mortgage Finance 0.3%
Fannie Mae	473	33,997
		33,997
Total Financials		210,948
INFORMATION TECHNOLOGY 0.2%
Communications Equipment 0.2%
Lucent Technologies	26,510	19,240
Total Information Technology		19,240
TELECOMMUNICATION SERVICES 0.1%
Wireless Telecommunication Services 0.1%
Crown Castle	267,251	14,804
Total Telecommunication Services		14,804
UTILITIES 0.5%
Independent Power Producers & Energy Traders 0.5%
NRG Energy	23,800	47,667
Total Utilities		47,667
Total Convertible Preferred Stocks (Cost $383,190)		365,798
CONVERTIBLE BONDS 6.2%
Actuant, 2.00%, 11/15/23	2,000,000	3,212
General Growth Properties, 3.98%, 4/15/27 (4)	19,705,000	15,549
Group 1 Auto, VR, 2.25%, 6/15/36	2,869,000	1,901
Henry Schein, 3.00%, 8/15/34	23,590,000	31,891
Invitrogen, 3.25%, 6/15/25	22,024,000	24,295
IVAX, 4.50%, 5/15/08	2,326,000	2,384
Kilroy Realty, 3.25%, 4/15/12 (4)	4,052,000	3,332
Liberty Media, 3.50%, 1/15/31	68,361,000	39,409
LifePoint Hospitals, 3.25%, 8/15/25	34,053,000	28,039
Linear Technology, 3.00%, 5/1/27	16,884,000	15,884
Lucent Technologies, Series A, VR, 2.875%, 12/15/23	29,500,000	26,282
Lucent Technologies, Series B, VR, 2.875%, 6/15/25	44,342,000	34,216
Microchip Technology, 2.125%, 12/15/37 (4)	23,827,000	26,055
Newmont Mining, 1.25%, 7/15/14 (4)	8,795,000	10,708
Newmont Mining, 1.625%, 7/15/17 (4)	3,938,000	4,807
Newport, 2.50%, 2/15/12 (4)	11,293,000	9,379
Newport, 2.50%, 2/15/12	17,000,000	14,119
Oil States International, 2.375%, 7/1/25	47,697,000	75,047
Peabody Energy, 4.75%, 12/15/66	17,500,000	19,848
Schlumberger, Series A, 1.50%, 6/1/23	19,236,000	46,340
Schlumberger, Series B, 2.125%, 6/1/23	13,200,000	29,150
United Dominion Realty Trust, 4.00%, 12/15/35	43,500,000	45,346
USF&G, Zero Coupon, 3/3/09	15,349,000	14,464
Valeant Pharmaceuticals, 4.00%, 11/15/13	38,885,000	32,875
Xilinx, 3.125%, 3/15/37	55,500,000	50,152
		604,684

Total Miscellaneous Convertible Bonds 0.4% (2)		34,093

Total Convertible Bonds (Cost $603,871)		638,777
CORPORATE BONDS 4.9%
American Home Products, STEP, 6.95%, 3/15/11	6,735,000	7,270
American Tower, 7.125%, 10/15/12	13,008,000	13,333
American Tower, 7.50%, 5/1/12	685,000	704
Avon Products, 7.15%, 11/15/09	6,735,000	7,105
Cincinnati Gas & Electric, 5.70%, 9/15/12	23,768,000	25,296
Clear Channel Communications, 4.25%, 5/15/09	1,925,000	1,848
Comcast, 5.50%, 3/15/11	6,705,000	6,782
CSC Holdings, 7.25%, 7/15/08	42,402,000	42,455
Echostar DBS, 5.75%, 10/1/08	55,110,000	55,110
Ford Motor Credit, VR, 8.708%, 4/15/12	9,775,000	9,140
Fortune Brands, 5.125%, 1/15/11	6,730,000	6,511
Freeport-McMoRan Copper & Gold, VR, 8.394%, 4/1/15	24,450,000	24,144
General Motors Acceptance Corporation, 5.625%, 5/15/09	2,800,000	2,563
Heinz, STEP, 6.625%, 7/15/11	6,735,000	7,162
Hewlett-Packard, VR, 3.476%, 9/3/09	26,940,000	26,957
IBM International Group Capital, VR, 3.646%, 7/29/09	13,475,000	13,497
Kraft Foods, 4.125%, 11/12/09	12,130,000	12,167
Kroger, 6.80%, 4/1/11	6,740,000	7,124
Litton Industries, 8.00%, 10/15/09	16,845,000	17,895
Marsh & McLennan, 7.125%, 6/15/09	6,173,000	6,310
MGM Mirage, 6.00%, 10/1/09	23,800,000	23,711
Southern Power, 6.25%, 7/15/12	13,700,000	14,798
TECO Finance, 7.00%, 5/1/12 (4)	11,300,000	11,960
Time Warner, VR, 3.30%, 11/13/09	40,430,000	38,953
United Auto Group, 7.75%, 12/15/16	1,150,000	989
Viacom, VR, 3.15%, 6/16/09	13,470,000	13,142
Wal-Mart Stores, 4.125%, 7/1/10	13,475,000	13,852
Waste Management, 7.375%, 8/1/10	11,805,000	12,459
Williams Companies, STEP, 8.125%, 3/15/12	19,425,000	21,270
Xerox, 9.75%, 1/15/09	31,150,000	32,397
Total Corporate Bonds (Cost $472,655)		476,904
BANK DEBT 0.4% (5)
Cedar Fair, VR, 4.704%, 8/30/12
Acquisition Date: 2/27/08-3/12/08
Acquisition Cost $ 4,437 (3)	4,737,944	4,371
CSC, VR, 4.75%, 5/2/14, Acquisition Date: 2/19/08-2/21/08
Acquisition Cost $4,987 (3)	5,428,183	5,066
Georgia Pacific, VR, 4.727%, 12/20/12
Acquisition Date:2/15/08-3/6/08
Acquisition Cost $ 12,393 (3)	13,465,561	12,458
Texas Competitive Electric, VR, 6.56%, 10/10/14
Acquisition Date: 2/29/08-3/13/08
Acquisition Cost $19,325 (3)	17,250,000	15,651
Total Bank Debt (Cost $37,460)		37,546

OPTIONS PURCHASED 0.0%
Automatic Data Processing, Call, 1/16/10 @ $50.00 (1)	31,700	88
Danaher, Call, 1/16/10 @ $80.00 (1)	32,200	341
International Paper, Call, 1/16/10 @ $35.00 (1)	33,600	55
Johnson & Johnson, Call, 1/16/10 @ $65.00 (1)	102,800	663
Johnson & Johnson, Call, 1/16/10 @ $70.00 (1)	63,300	275
Northrop Grumman, Call, 1/16/10 @ $80.00 (1)	12,600	123
WellPoint, Call, 1/16/10 @ $50.00 (1)	104,600	795
Total Options Purchased (Cost $2,358)		2,340

BOND MUTUAL FUNDS 2.2%
T. Rowe Price Institutional Floating Rate Fund, 4.17% (6)(7)	21,863,126	217,757
Total Bond Mutual Funds (Cost $218,302)		217,757
SHORT-TERM INVESTMENTS 13.1%
Money Market Funds 13.1%
T. Rowe Price Reserve Investment Fund, 3.29% (6)(8)	1,268,622,726	1,268,623
Total Short-Term Investments (Cost $1,268,623)		1,268,623
Total Investments in Securities
100.4% of Net Assets (Cost $9,605,578)		$9,754,750

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $74,050 and represents 0.8% of net assets.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$81,790 and represents 0.8% of net assets.
(5)	Bank debt positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(6)	Affiliated Companies
(7)	SEC 30-day yield
(8)	Seven-day yield
(9)	All or a portion of this security is pledged to cover written call options at
March 31, 2008.
ADR	American Depository Receipts
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VR	Variable Rate; rate shown is effective rate at period-end.

OPTIONS WRITTEN (0.2)%
3M Company, Call, 1/17/09 @ $90.00 (1)	(310,000)	(891)
Aon Corporation, Call, 1/17/09 @ $50.00 (1)	(585,000)	(629)
Baxter International, Call, 1/17/09 @ $70.00 (1)	(415,000)	(695)
BJ Services, Call, 1/16/09 @ $30.00 (1)	(850,000)	(2,763)
CVS Caremark, Call, 1/17/09 @ $45.00 (1)	(610,000)	(1,555)
CVS Caremark, Call, 1/17/09 @ $50.00 (1)	(610,000)	(717)
GE, Call, 1/17/09 @ $40.00 (1)	(730,000)	(1,456)
GE, Call, 1/17/09 @ $42.50 (1)	(655,000)	(793)
General Mills, Call, 1/17/09 @ $65.00 (1)	(830,000)	(1,701)
H&R Block, Call, 1/16/09 @ $25.00 (1)	(39,800)	(50)
Kraft Foods, Call, 1/17/09 @ $35.00 (1)	(1,585,000)	(1,704)
Pfizer, Call, 1/17/09 @ $25.00 (1)	(1,804,700)	(875)
Procter & Gamble, Call, 1/17/09 @ $75.00 (1)	(481,000)	(1,455)
TJX, Call, 1/17/09 @ $35.00 (1)	(780,000)	(2,730)
Wal-Mart, Call, 1/17/09 @ $55.00 (1)	(460,000)	(1,852)
Wal-Mart, Call, 1/17/09 @ $55.00 (1)	(500,000)	(2,013)
Wal-Mart, Call, 1/17/09 @ $60.00 (1)	(500,000)	(1,077)
Total Options Written (Premiums Received $(21,771))		(22,956)

(6) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales		Investment	Value
Affiliate	Cost	Cost		Income	3/31/08	12/31/07
T. Rowe Price
Institutional Floating
Rate Fund, 4.17%	$ 218,302	$ -		$1,070	$217,757	$-
T. Rowe Price Reserve
Investment
Fund, 3.29%	¤	¤		16,092	1,268,623	2,079,683
Totals				17,162	$1,486,380	$ 2,079,683

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$1,486,925
Dividend income		17,162
Interest income			-
Investment income		$17,162
Realized gain (loss) on securities			$-
Capital gain distributions from
mutual funds			$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Capital Appreciation Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Capital Appreciation Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital appreciation by investing primarily in common stocks. It may also hold fixed-income and other securities to help preserve principal value.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year generally use amortized cost in local currency to approximate fair value; however, if amortized cost is deemed not to reflect fair value, such securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*
Level 1 – quoted prices	$7,037,901,000	$-
Level 2 – significant other observable inputs	2,680,345,000	(22,956,000)
Level 3 – significant unobservable inputs	36,504,000	-
Total	$9,754,750,000	$(22,956,000)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of

Investments, such as futures contracts, forward currency exchange contracts, written options, and swaps, which are presented following the Portfolio of Investments.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Options

The fund may invest in call and put options that give the holder the right to purchase and sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $9,605,578,000. Net unrealized gain aggregated $148,048,000 at period-end, of which $680,655,000 related to appreciated investments and $532,607,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain T. Rowe Price institutional funds (underlying institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying institutional funds are open-end management investment companies managed by Price Associates and/or T. Rowe Price International, Inc. (collectively, Price managers), and are considered affiliates of the fund. Each underlying institutional fund pays an all-inclusive management and administrative fee to its Price manager. To ensure that the fund does not incur duplicate fees, each Price manager has agreed to permanently waive a portion of its management fee charged to the fund, in an amount sufficient to fully offset the fees paid by the underlying institutional funds related to fund assets invested therein.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Appreciation Fund

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008